ACQUISITION AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Summary of the financial information for the prison services operations

(In thousands)	2013	2012
Operating revenues	$5,622	$25,580
Operating expenses including depreciation and amortization	5,883	23,599

Income (loss) from operations	(261)	1,981
Income tax expense (benefit)	(105)	775

Income (loss) from discontinued operations	$(156)	$1,206

Gain on sale of discontinued operations, net of tax of $887	$1,333	$—

Enventis
Summary of final purchase price allocation

(In thousands)
Cash and cash equivalents	$10,382
Accounts receivable	37,399
Other current assets	15,961
Property, plant and equipment	284,709
Intangible assets	26,600
Other long-term assets	3,162

Total assets acquired	378,213

Current liabilities	40,552
Pension and other post-retirement obligations	13,852
Deferred income taxes	74,628
Other long-term liabilities	2,766

Total liabilities assumed	131,798

Net fair value of assets acquired	246,415
Goodwill	161,184

Total consideration transferred	$407,599

Schedule of unaudited pro forma results

	Year Ended December 31,
(Unaudited; in thousands, except per share amounts)	2014	2013
Operating revenues	$790,745	$790,777
Income from operations	$104,674	$103,178
Net income from continuing operations	$18,648	$24,288
Less: net income attributable to noncontrolling interest	321	330

Net income attributable to common stockholders	$18,327	$23,958

Net income per common share - basic and diluted	$0.37	$0.48